February 18, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:	Variable Account 4
Nationwide Life Insurance Company
Post-Effective Amendment No. 24 (File No. 333-62692)
CIK Number:  0000843075

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (“Nationwide") and its Variable Account 4 (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"):

1.	One complete copy of Post-Effective Amendment No. 24 to the Variable Account’s Registration Statement (the " Post-Effective Amendment"); and

2.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with Nationwide.

The purpose of this filing is the following:

•	To close the Dynamic Advantage Program to new participants as of May 1, 2010;
•	To terminate the Dynamic Advantage Program and the Asset Allocation service as of July 30, 2010;
•	To add the “Frequent Trading and Transfer Restrictions” section, as copied from Registration Statement 1933 Act File Number 333-140892; and
•	To revise the “Transfer Requests” section to match the same section from Registration Statement 1933 Act File Number 333-140892.

This Post -Effective Amendment shall be effective on May 1, 2010 pursuant to Rule 485(a) under the 1933 Act.  We will include global comments into this Registration Statement in a subsequent 485(b) amendment.  Nationwide has prepared and reviewed this Post-Effective Amendment.  It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act.  The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

The United States Securities
     and Exchange Commission
February 18, 2010

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 249-6522 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Jeanny Simaitis
Jeanny Simaitis
Lead Counsel